Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	86 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000097931
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Aggressive ETF Portfolio
C000097930
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Aggressive ETF Portfolio
C000158839
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Aggressive ETF Portfolio
C000211504
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Aggressive ETF Portfolio
C000097924
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Balanced ETF Portfolio
C000097925
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Balanced ETF Portfolio
C000211501
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Balanced ETF Portfolio
C000158836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Balanced ETF Portfolio
C000097922
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Conservative ETF Portfolio
C000097923
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Conservative ETF Portfolio
C000211500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Conservative ETF Portfolio
C000158835
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Conservative ETF Portfolio
C000097929
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Moderately Aggressive ETF Portfolio
C000097928
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Moderately Aggressive ETF Portfolio
C000211503
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Moderately Aggressive ETF Portfolio
C000158838
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Moderately Aggressive ETF Portfolio
C000097926
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Moderate ETF Portfolio
C000097927
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Moderate ETF Portfolio
C000211502
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Moderate ETF Portfolio
C000158837
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TOPS Moderate ETF Portfolio
Without Sales Load [Member] | C000097931
Average Annual Return [Line Items]
Average Annual Return, Percent	15.25%	27.55%	9.81%		11.78%
Without Sales Load [Member] | C000097930
Average Annual Return [Line Items]
Average Annual Return, Percent	15.10%	27.23%	9.54%		11.50%
Without Sales Load [Member] | C000158839
Average Annual Return [Line Items]
Average Annual Return, Percent	14.95%	26.91%	9.26%		11.06%
Without Sales Load [Member] | C000211504
Average Annual Return [Line Items]
Average Annual Return, Percent	15.10%	27.23%	9.54%	11.52%
Without Sales Load [Member] | C000097924
Average Annual Return [Line Items]
Average Annual Return, Percent	7.75%	14.87%	5.88%		6.94%
Without Sales Load [Member] | C000097925
Average Annual Return [Line Items]
Average Annual Return, Percent	7.67%	14.62%	5.62%		6.68%
Without Sales Load [Member] | C000211501
Average Annual Return [Line Items]
Average Annual Return, Percent	7.63%	14.59%	5.56%	6.92%
Without Sales Load [Member] | C000158836
Average Annual Return [Line Items]
Average Annual Return, Percent	7.48%	14.34%	5.35%		6.39%
Without Sales Load [Member] | C000097922
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%	10.27%	4.71%		5.35%
Without Sales Load [Member] | C000097923
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%	9.96%	4.44%		5.09%
Without Sales Load [Member] | C000211500
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%	9.96%	4.44%	5.40%
Without Sales Load [Member] | C000158835
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%	9.66%	4.18%		4.87%
Without Sales Load [Member] | C000097929
Average Annual Return [Line Items]
Average Annual Return, Percent	12.96%	23.94%	8.95%		10.58%
Without Sales Load [Member] | C000097928
Average Annual Return [Line Items]
Average Annual Return, Percent	12.85%	23.64%	8.68%		10.30%
Without Sales Load [Member] | C000211503
Average Annual Return [Line Items]
Average Annual Return, Percent	12.85%	23.64%	8.68%	10.43%
Without Sales Load [Member] | C000158838
Average Annual Return [Line Items]
Average Annual Return, Percent	12.67%	23.26%	8.42%		9.90%
Without Sales Load [Member] | C000097926
Average Annual Return [Line Items]
Average Annual Return, Percent	9.72%	18.45%	7.24%		8.69%
Without Sales Load [Member] | C000097927
Average Annual Return [Line Items]
Average Annual Return, Percent	9.61%	18.11%	6.96%		8.43%
Without Sales Load [Member] | C000211502
Average Annual Return [Line Items]
Average Annual Return, Percent	9.57%	18.11%	6.91%	8.54%
Without Sales Load [Member] | C000158837
Average Annual Return [Line Items]
Average Annual Return, Percent	9.52%	17.87%	6.71%		8.10%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.71%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.71%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.71%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.71%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.71%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%		15.51%